Related parties (Tables)	6 Months Ended
Jun. 30, 2019
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of June 30, 2019 and December 31, 2018, which therefore do not include balances with Abengoa, are as follows:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Credit receivables (current)	21,869	5,328
Total current receivables with related parties	21,869	5,328

Trade and other payables (current)	36,459	19,352
Total current payables with related parties	36,459	19,352

Credit payables (non-current)	25,970	33,675
Total non-current payables with related parties	25,970	33,675

Related party transactions
The transactions carried out with related parties, which are primarily transactions with Abengoa and with subsidiaries of Abengoa, during the six-month periods ended June 30, 2018, have been as follows:

	For the six-month period ended June 30,
	2019	2018
	($ in thousands)
Services received	-	(56,619)
Financial income	12	1,819
Financial expenses	(104)	(690)